Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive loss
Revenue	€ 41,353	€ 40,366	€ 28,360
Other income - net	1,417	1,310	626
Research and development expenses	(98,814)	(81,488)	(49,989)
General and administrative expenses	(32,075)	(24,218)	(13,715)
Operating loss	(88,119)	(64,030)	(34,718)
Finance income / (costs) - net	2,117	6,509	(6,647)
Loss before tax	(86,002)	(57,521)	(41,365)
Income taxes	(2)	(2)	(1)
Loss for the period	(86,004)	(57,523)	(41,366)
Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	(6,047)	(7,693)	(242)
Other comprehensive loss	(6,047)	(7,693)	(242)
Total comprehensive loss	€ (92,051)	€ (65,216)	€ (41,608)
Basic loss per share in € per share	€ (0.60)	€ (0.48)	€ (0.50)
Diluted loss per share in € per share	€ (0.60)	€ (0.48)	€ (0.50)
Weighted number of common shares outstanding, basic	142,362,294	119,502,384	83,471,559
Weighted number of common shares outstanding, diluted	142,362,294	119,502,384	83,471,559